Digital Assets - Schedule of Digital Assets (Details)	Jun. 30, 2026 USD ($) Token	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) Token
Schedule of Digital Assets [Line Items]
Quantity (in Token) | Token	33.91		33
Cost basis	$ 149,156		$ 146,596
Fair value	$ 53,366	$ 70,121	$ 97,912
Ethereum - ETH Tokens [Member]
Schedule of Digital Assets [Line Items]
Quantity (in Token) | Token	33.91		33
Cost basis	$ 149,156		$ 146,596
Fair value	$ 53,366		$ 97,912